Share capital (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share capital	$ 13,616	$ 10,892
Number of shares issued as settlement of promissory notes	315,000
Number of shares issued as private placements	27,241,380
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share capital	$ 50,000
Ordinary shares authorized	500,000,000
Ordinary shares par value	$ 0.0001